LIBERTY VARIABLE INVESTMENT TRUST
                  Colonial Small Cap Value Fund, Variable Series
                 Colonial Strategic Income Fund, Variable Series
                     Columbia High Yield Fund, Variable Series
                    Columbia International Fund, Variable Series
                 Columbia Real Estate Equity Fund, Variable Series
                   Liberty All-Star Equity Fund, Variable Series
                         Liberty Equity Fund, Variable Series
                     Liberty Growth & Income Fund, Variable Series
                      Liberty S&P 500 Index Fund, Variable Series
                       Liberty Select Value Fund, Variable Series
                           Newport Tiger Fund, Variable Series

        SUPPLEMENT TO PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
                                   DATED MAY 1, 2003


     On October 13, 2003, Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.


                                                          September 30, 2003